DIREXION FUNDS

Direxion Long/Short Global IPO Fund
Investor Class (DXIIX)
Institutional Class (DXIPX)
Class C Shares (DXGCX)
Service Class

Supplement dated September 20, 2011 to the
Prospectus and Statement of Additional Information (“SAI”)
dated September 1, 2011

Effective November 1, 2011, the Board of Trustees of the Direxion Funds (the “Trust”), based upon the recommendation of Rafferty Asset Management, LLC (“Rafferty”), the investment adviser for the Direxion Long/Short Global IPO Fund (the “Fund”), a series of the Trust, has approved the removal of IPOX® Capital Management, LLC (“IPOX”) as investment subadviser to the Fund.  Effective November 1, 2011, Rafferty and its portfolio management team will assume full day-to-day responsibility for managing the Fund’s asset allocations.  In addition, the Fund will retain its license of the IPOX Global Composite Index (“Index”) and Rafferty will continue to manage the Fund as described in the prospectus for the Fund (the “Prospectus”).

Revisions to Prospectus Disclosure

In connection with the removal of IPOX as subadviser to the Fund as described above, effective November 1, 2011, the Prospectus is hereby revised as follows:

On page 15 of the Prospectus, in the summary for the Fund, the “Principal Investment Strategy” section is hereby revised to remove the reference to IPOX.

On page 17 of the Prospectus, in the summary for the Fund, the “Management” section is hereby deleted in its entirety and replaced with the following:

Management

Investment Adviser.  Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager.  The following members of Rafferty’s investment team are jointly and primarily responsible for the day-to-day management of the Fund:

Portfolio Manager	Years of Service with the Fund	Primary Title
Paul Brigandi	Since Inception in 2009	Portfolio Manager
Tony Ng	Since 2010	Portfolio Manager

On page 19 of the Prospectus, in the “Details About the Funds” section, the first paragraph is hereby revised to remove reference to IPOX as subadviser to the Fund.

On page 23 of the Prospectus, in the “Principal Risks” section, the first paragraph is hereby revised to remove reference to IPOX as subadviser to the Fund.

The last three paragraphs on page 41 and each paragraph except the last paragraph on page 42 of the Prospectus, in the “Management of the Funds” section, are hereby deleted in their entirety as they describe IPOX’s management of the Fund.

Revisions to SAI Disclosure

In connection with the removal of IPOX as subadviser to the Fund as described above, effective November 1, 2011, the SAI is hereby revised as follows:

The last two paragraphs on page 39, the latter of which extends onto page 40, of the SAI in the “Subadvisers” section, are hereby deleted in their entirely as they describe a subadvisery relationship between Rafferty and IPOX.

The final paragraph of the “Subadvisers” section of the SAI on page 40 is hereby revised to remove reference to IPOX.

On page 42 of the SAI, in the “Portfolio Managers” section, the second paragraph is hereby deleted in its entirety and replaced with the following: “The Direxion Long/Short Global IPO Fund is managed by Mr. Brigandi and Mr. Ng, as part of Rafferty’s portfolio management team.”

Additionally, on page 42 of the SAI, in the “Portfolio Managers” section, the third, fourth, fifth and sixth paragraphs are each hereby deleted in their entirety as they relate to management of IPOX.

For more information, please contact the Fund at (800) 851-0511.

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Please retain a copy of this Supplement with your Prospectus and SAI.